Borrowings (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings [abstract]
Fair value of long-term borrowings	[1]	$ 1,498,385	$ 1,128,407	$ 1,113,117
Total Fair value of long-term borrowings		$ 1,498,385	$ 1,128,407	$ 1,113,117

[1]	Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.